Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2021
Accounts Receivable
Schedule of accounts receivable

	As at	As at
	September 30, 2021	September 30, 2020
Gross receivable	$15,413	$14,125
Reserve for expected credit losses	(3,475)	(5,036)
	$11,938	$9,089

		Allowance for
	Gross	expected
As at September 30, 2021	Receivables	credit losses	Net Receivables
0 – 90 days	$11,279	$(1,418)	$9,861
91 – 180 days	2,027	(731)	1,296
Over 180 days	2,107	(1,326)	781
Total	$15,413	$(3,475)	$11,938

Schedule of movement in the reserve for expected credit losses

	Year ended	Year ended
	September 30,	September 30,
Reserve for expected credit losses	2021	2020
Opening Balance	$5,036	$2,305
Bad debt expense	7,957	6,441
Amounts written off	(9,518)	(3,710)
Ending Balance	$3,475	$5,036